GS Mortgage-Backed Securities Trust 2020-PJ6 ABS-15G

Exhibit 99.2 - Schedule 3

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2020-PJ6
Start - End Dates:	03/2020 - 03/2020
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

0 - Total Active Conditions

3 - Total Satisfied Conditions

1 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Property Valuations Review Scope
1 - Category: Appraisal
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Compliance Review Scope
1 - Category: RESPA

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Client Name:	Goldman Sachs			F5	F6	F7	F8	F9	F10	F11	F12	F13	F14	F15	F16	F17	F18	F19	F20	F21	F22	F23	F24	F25	F26	F27	F28	F29	F30	F31	F32	F33	F34	F35	F36	F37
Client Project Name:	GSMBS 2020-PJ6
Start - End Dates:	03/2020 - 03/2020
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Loan Credit Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Loan Credit Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Loan Property Valuation Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Loan Property Valuations Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Loan Compliance Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXXX	XXXXX	XXXXX	QM: Safe Harbor	QM: Safe Harbor	D	B	C	A	D	A	B	B	D	B	C	A	D	A	B	B	Compliance	RESPA	Waived	B	B	B	B	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	No	Missing Affiliate Business Disclosure in the file.	04/14/2020 Client provided waiver for missing Affiliate Business Disclosure.	04/14/2020 Exception Waived - Initial and final grade B.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  B1 has been on the same job for 8 years

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  B2 has been on the same job for 7 years.

CFCFS1744: DTI below guideline requirement
																																				- Clayton Comments: DTI(Back) is XXXXX which is XXXXX lower than the minimum required of 435 according to the guidelines.
XXXXX	XXXXX	XXXXX	QM: Safe Harbor	QM: Safe Harbor	D	B	C	A	D	A	B	B	D	B	C	A	D	A	B	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	A	A	CMPTRID3732	TRID - Error #3 discovered on Closing Disclosure	No	Seller-Paid fees indicated on Seller CD are not disclosed on page 2 of the Borrowers Final CD.	(No Data)	Condition satisfied. File contains the Seller CD and Final Settlement Statement reflecting the Seller paid fees. Charges were included in the fee Testing with no violation.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  B1 has been on the same job for 8 years

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  B2 has been on the same job for 7 years.

CFCFS1744: DTI below guideline requirement
																																				- Clayton Comments: DTI(Back) is XXXXX which is XXXXX lower than the minimum required of 435 according to the guidelines.
XXXXX	XXXXX	XXXXX	QM: Safe Harbor	QM: Safe Harbor	D	B	C	A	D	A	B	B	D	B	C	A	D	A	B	B	Credit	Ability to Repay/Qualified Mortgage	Satisfied	C	A	C	A	CRDATRQM3124	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Lender did not provide an ATR/QM status determination.	No	Compliance Ease does not state Safe Harbor	03/24/2020 Client provided Safe Harbor determination.	Condition Satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  B1 has been on the same job for 8 years

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  B2 has been on the same job for 7 years.

CFCFS1744: DTI below guideline requirement
																																				- Clayton Comments: DTI(Back) is XXXXX which is XXXXX lower than the minimum required of 435 according to the guidelines.
XXXXX	XXXXX	XXXXX	QM: Safe Harbor	QM: Safe Harbor	D	B	C	A	D	A	B	B	D	B	C	A	D	A	B	B	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing the updated valuation to support the Appraisal value.	04/08/2020 CDA report provided supporting original appraised value within variance.	Condition Satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  B1 has been on the same job for 8 years

CFCFS1735: Co-Borrower has significant time at current job
- Clayton Comments:  B2 has been on the same job for 7 years.

CFCFS1744: DTI below guideline requirement
																																				- Clayton Comments: DTI(Back) is XXXXX which is XXXXX lower than the minimum required of 435 according to the guidelines.

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2020-PJ6
Start - End Dates:	03/2020 - 03/2020
Deal Loan Count:	1

Conditions Report 2.0

Loans in Report:	1
Loans with Conditions:	1

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Loan Credit Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Loan Credit Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Loan Property Valuation Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Loan Property Valuations Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Loan Compliance Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
XXXXX	Yes	XXXXX	XXXXX	D	B	C	A	D	A	B	B	D	B	C	A	D	A	B	B	Not Applicable